Cambria Global Real Estate ETF
Schedule of Investments
July 31, 2026 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 96.5%	Shares	Value
Belgium - 3.6%
Aedifica SA	10,169	$ 823,778
Ascencio	13,531	817,612
Retail Estates NV	10,588	805,830
		2,447,220

Canada - 2.1%
CT Real Estate Investment Trust	64,099	852,306
Granite Real Estate Investment Trust	8,001	549,115
		1,401,421

Hong Kong - 2.7%
Fortune Real Estate Investment Trust	787,559	485,044
Prosperity REIT	4,752,855	921,190
Sunlight Real Estate Investment Trust	1,526,125	453,416
		1,859,650

Japan - 4.6%
AEON REIT Investment Corp.	982	752,370
Fukuoka REIT Corp.	694	780,344
Industrial & Infrastructure Fund Investment Corp.	976	866,778
NIPPON REIT Investment Corp.	1,388	731,054
		3,130,546

Malaysia - 1.3%
YTL Hospitality REIT	3,356,536	878,868

Mexico - 2.7%
Fibra MTY SAPI de CV	982,007	848,791
Fibra Uno Administracion SAB de CV	524,647	945,422
		1,794,213

Netherlands - 1.1%
Wereldhave NV	32,656	720,760

Singapore - 2.5%
AIMS APAC REIT	692,315	863,741
Sasseur Real Estate Investment Trust	1,498,354	806,163
		1,669,904

South Africa - 3.7%
Attacq Ltd.	757,850	805,040
Growthpoint Properties Ltd.	769,802	823,794
Hyprop Investments Ltd.	227,872	840,111
		2,468,945

Thailand - 2.5%
LH Shopping Centers Leasehold Real Estate Investment Trust (a)	1,829,000	854,455
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	2,359,858	805,642
		1,660,097

Turkey - 8.8%
AKIS Gayrimenkul Yatirimi AS	4,157,102	813,596
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,638,267	617,469
Kizilbuk Gayrimenkul Yatirim Ortakligi AS (a)	1	0(b)
Panora Gayrimenkul Yatirim Ortakligi	310,103	1,085,911
Pasifik Gayrimenkul Yatirim Ortakligi	11,608,791	852,604
Reysas Gayrimenkul Yatirim Ortakligi AS (a)	957,558	771,789
Torunlar Gayrimenkul Yatirim Ortakligi AS	415,521	819,784
Yeni Gimat Gayrimenkul Ortakligi AS	210,326	936,135
		5,897,288

United Kingdom - 1.3%
Target Healthcare REIT PLC	594,503	907,002

United States - 59.6% (c)
Agree Realty Corp.	10,402	809,276
Alexandria Real Estate Equities, Inc.	16,499	848,873
Alpine Income Property Trust, Inc.	42,843	864,572
Apple Hospitality REIT, Inc.	53,243	879,042
Brixmor Property Group, Inc.	27,161	855,843
Broadstone Net Lease, Inc.	43,326	927,610
CareTrust REIT, Inc.	20,777	871,387
CBL & Associates Properties, Inc.	16,311	957,619
Chatham Lodging Trust	98,695	1,315,604
Chiron Real Estate, Inc.	23,474	833,327
Community Healthcare Trust, Inc.	49,993	915,372
COPT Defense Properties	24,702	937,688
CTO Realty Growth, Inc.	40,448	888,643
DiamondRock Hospitality Co.	82,037	1,086,170
Easterly Government Properties, Inc.	35,782	871,649
EastGroup Properties, Inc.	4,239	885,993
Four Corners Property Trust, Inc.	32,641	835,610
Franklin Street Properties Corp.	1,086,643	493,553
Gaming and Leisure Properties, Inc.	17,069	764,520
Gladstone Land Corp.	70,375	570,741
Global Net Lease, Inc.	87,644	764,256
Highwoods Properties, Inc.	37,060	1,227,798
Host Hotels & Resorts, Inc.	35,729	897,870
Industrial Logistics Properties Trust	98,316	846,501
Innovative Industrial Properties, Inc.	15,093	887,619
Kilroy Realty Corp.	28,420	1,103,264
Kimco Realty Corp.	33,494	853,427
LTC Properties, Inc.	21,008	845,362
LXP Industrial Trust	17,397	1,053,040
NET Lease Office Properties	55,006	643,570
NETSTREIT Corp. (d)	41,160	882,882
NNN REIT, Inc.	18,452	876,839
Omega Healthcare Investors, Inc.	17,270	874,380
Orion Properties, Inc.	324,418	856,463
Phillips Edison & Co., Inc.	20,973	891,143
Piedmont Realty Trust, Inc. - Class A (a)	120,545	1,168,081
Postal Realty Trust, Inc. - Class A	42,846	987,172
Regency Centers Corp.	10,486	841,921
Rexford Industrial Realty, Inc.	23,135	873,809
Sabra Health Care REIT, Inc.	39,031	826,286
STAG Industrial, Inc.	21,500	822,590
Terreno Realty Corp.	12,647	906,158
Welltower, Inc.	4,031	945,028
WP Carey, Inc.	11,466	843,898

Xenia Hotels & Resorts, Inc.	45,807		942,708
			40,075,157
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $61,122,660)			64,911,071

SHORT-TERM INVESTMENTS – 5.4%	Shares		Value
Investments Purchased with Proceeds from Securities Lending – 1.3%
First American Government Obligations Fund - Class X, 3.58% (e)	855,446		855,446

Money Market Funds – 4.1%
First American Treasury Obligations Fund - Class X, 3.60% (e)	2,753,469		2,753,469
TOTAL SHORT-TERM INVESTMENTS (Cost $3,608,915)			2,753,469

TOTAL INVESTMENTS - 101.9% (Cost $64,731,575)			68,519,986
Liabilities in Excess of Other Assets - (1.9)%		(0.01944)	(1,306,928)
TOTAL NET ASSETS - 100.0%			$ 67,213,058

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
PLC – Public Limited Company

(a)	Non-income producing security.
(b)	Rounds to zero.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $824,688 or 1.2% of the Fund’s net assets.
(e)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Cambria Global Real Estate ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$ 64,911,071	$ –	$ –	$ 64,911,071
Investments Purchased with Proceeds from Securities Lending	855,446	–	–	855,446
Money Market Funds	2,753,469	–	–	2,753,469
Total Investments	$ 68,519,986	$ –	$ –	$ 68,519,986

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of July 31, 2026
(% of Total Investments)
Real Estate	$ 64,911,071	100.0%(a)
100.0%

(a) To the extent that the Fund invests a significant portion of its assets in securities of companies of a single sector, it is more likely to be impacted by event sor conditions affecting the sector.